Variable Interest Entity	12 Months Ended
Dec. 31, 2019
Variable Interest Entity [Abstract]
Variable interest entity

Note 3 – Variable interest entity

On June 8, 2017, Golden Bull WFOE entered into Contractual Arrangements with Shanghai Dianniu and Shanghai Baoxun and its Participating Shareholders. On December 4, 2017, Shanxi Xifeng Investment Co., Ltd., a former Shareholder of Shanghai Dianniu, transferred its 4.0625% equity interest in Shanghai Dianniu to Xiaohui Liu, a Participating Shareholder. As a result, Golden Bull WFOE, Shanghai Dianniu, and Shanghai Dianniu Participating Shareholders amended the Contractual Arrangements and the equity interest of Shanghai Dianniu Participating Shareholders increased from 89.2% to 93.2% in the Contractual Arrangements. The significant terms of these Contractual Arrangements are summarized in "Note 1 - Nature of business and organization" above. As a result, the Company classifies Shanghai Dianniu and Shanghai Baoxun as VIE's.

On November 1, 2019, the Board of Directors decided to temporarily suspend the current platform of P2P business and utilize the existing platform and technology in a different manner consistent with PRC regulation.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Golden Bull WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Shanghai Dianniu because it has both of the following characteristics:

(1)	The power to direct activities at Shanghai Dianniu and Shanghai Baoxun that most significantly impact such entity's economic performance, and
(2)	The obligation to absorb losses of, and the right to receive benefits from Shanghai Dianniu and Shanghai Baoxun that could potentially be significant to such entity.

Accordingly, the accounts of Shanghai Dianniu and Shanghai Baoxun are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation. In addition, their financial positions and results of operations are included in the Company's consolidated financial statements.

The carrying amounts of the VIEs' consolidated assets and liabilities are as follows:

	December 31, 2019	December 31, 2018

Current assets	$1,997,990	$3,721,696
Property and equipment, net	-	723,777
Other non-current assets	3,246,277	4,322,847
Total assets	5,244,267	8,768,320
Total liabilities	1,481,347	1,902,732
Net assets	$3,762,920	$6,865,588

	December 31, 2019	December 31, 2018

Current liabilities:
Other payables and accrued liabilities	$1,481,347	$1,854,947
Taxes payable	-	47,785
Total liabilities	$1,481,347	$1,902,732

The summarized operating results of the VIEs' are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2018	For the year ended December 31, 2017

Operating revenues	$4,572,153	$7,889,201	$6,953,757
Loss from operations	$(2,690,906)	$(2,298,290)	$(871,143)
Net loss	$(3,041,595)	$(1,641,580)	$(508,491)